UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Multi-Sector Income Fund

Semi-Annual Report

April 30, 2013

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Multi-Sector Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

During the period, global fixed-income markets trended toward higher bond prices and lower yields but fluctuated between periods of risk aversion, shifting yields, and corresponding recoveries in investor confidence.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Multi-Sector Income Fund for the six-month period that ended April 30, 2013. During the period, global fixed-income markets trended toward higher bond prices and lower yields but fluctuated between periods of risk aversion, shifting yields, and corresponding recoveries in investor confidence. On the whole, global bond markets generated positive returns during the period, benefiting from deepening rallies in high yield and emerging markets debt and steady returns from corporate bonds and securitized products. The lower-rated credit tiers and longer-maturity segments of the fixed-income markets outperformed the higher-quality and shortest-maturity segments during the period, overcoming spates of risk aversion that flared up intermittently.

Global credit markets rallied after European Central Bank (ECB) actions.

The six-month period started after the watershed announcements of the ECB in late summer 2012, which largely declared that the euro was irreversible and that every measure would be taken to fortify the European credit markets. These actions bolstered the global credit markets and inspired an ongoing rally in high-yield corporate debt and emerging markets debt over the final two months of 2012 and into 2013. Global bond markets had been enthralled by central bank policies in Europe—decisive policymaking would bolster markets, while reescalating crises in Greece and Spain would undercut confidence and damage security pricing. But the ECB’s actions proved effective—despite continued economic woes across Europe, the announced central bank policies revitalized global credit markets. While no measure could serve as a panacea, coordinated policymaking certainly offered much-needed tonic to Europe and provided a foundation of confidence for the riskier areas of the global credit markets to rally.

Improving economic trends strengthened in the U.S. while Europe’s recession persisted.

Despite problems in Europe during the period—this time in the form of Italian politics and a bank debt crisis in Cyprus—higher-yielding global debt securities continued to perform well. Investors continued to shun most higher-quality sovereign markets in preference for higher-yielding corporate debt. In November and December 2012, high yield and emerging markets debt outperformed higher-rated sovereign debt. These trends largely carried over in the first four months of 2013, as investors rallied to the higher-yielding, lower-rated areas of the global bond markets on increasing confidence in the intentions of the ECB to support credit and a distaste for low yields from the higher-rated sovereign debt sectors.

Despite global credit markets performing well, economic conditions across the globe continued to be mixed and, at times, volatile. In the U.S., growth remained relatively healthy compared with developed Europe and Japan, but employment levels remained disappointing. U.S. Treasury yields remained near historic lows, with negative real yields—not a good outlook for the U.S. dollar or long-term investment in U.S. Treasuries. U.S. investment-grade structured products generated modest positive returns during the quarter. U.S. mortgage-backed securities generally experienced spread widening, which eroded some value. Nonetheless, yield compensation was adequate enough to generate positive returns but not nearly as compelling as the returns from lower-rated segments of the securitized sectors, most notably in commercial mortgage-backed securities (CMBS).

The eurozone was certainly more problematic, remaining firmly in recession. Fortunately, there appeared to be the political will to do whatever is necessary to preserve the single euro currency. The pain suffered in the periphery regions outside of core Europe during the period led to cheaper labor costs and lower

Letter to shareholders (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	3

Social Security and welfare costs. This internal devaluation within the European monetary union marketplace allowed the periphery markets to better compete in the European Union, which strengthened economic optimism during the period. It appeared to many investors that growth in the periphery may well hit bottom in 2013 and start to pick up from what is admittedly a low base, thus providing an investing foundation that strengthened security valuations during the period.

Japan’s newly elected government took little time to deploy a new political mandate, announcing significant quantitative easing policies to deliberately weaken the currency. The Bank of Japan’s new mandate to target 2% inflation and to intervene in foreign exchange markets while buying foreign bonds may have the political weight to deal with Japan’s problems once and for all. Although this policy direction may help finally break the vicious cycle that is the Japanese economy, the circumstances indicated an unattractive market for bond investments and further currency depreciation to come. Consequently, the Japanese yen deteriorated precipitously throughout the period.

China also had new leaders in place, and investors looked for signs that political stability may resume with the new cabinet entering. Optimism that a shift from an export-led economy to a consumer-led economy appeared to develop in the early months of 2013. With the continued expansion of the offshore renminbi-based markets, bond yields of 3.5%, and a firming currency, China increasingly demonstrated signs of being a high-quality candidate for investment, thus generally improving security valuations during the period.

Nonetheless, the longer-term picture around the globe remained largely consistent throughout the period—currencies of smaller, more dynamic economies with trade surpluses, healthier growth, and higher interest rates demonstrated the best characteristics for investment, particularly in Asian and South American economies, while the largest economies with languid growth and high deficits underperformed. Optimism across the global markets continued to produce rallies in lower-rated securities while also pricing in some caution for intermittent periods of volatility that may persist in 2013, as markets attempt to balance uncertain growth prospects with deficit control and credit-risk contagion. Despite ongoing concerns across Europe, the six-month period largely produced positive performance across the global fixed-income markets, with strong returns most notably in high-yield corporate bonds and emerging markets debt.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. Although diversification1 cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite ongoing concerns across Europe, the six-month period largely produced positive performance across the global fixed-income markets, with strong returns most notably in high-yield corporate bonds and emerging markets debt.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage Multi-Sector Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest-rate risk.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisors, LLC

Wells Capital Management Incorporated

Portfolio managers

Michael Bray, CFA

Christopher Y. Kauffman, CFA

Michael Lee

Niklas Nordenfelt, CFA

Anthony Norris

Alex Perrin

Janet S. Rilling, CFA, CPA

Phillip Susser

Christopher Wightman

Peter Wilson

Average annual total returns1 (%) as of April 30, 2013

	1 Year	5 Year	Since inception 6-25-2003
Based on market value	17.34	12.32	7.97
Based on net asset value (NAV) per share	14.65	10.25	8.95

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the fund do not reflect brokerage commissions. If brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s annualized expense ratio for the six months ended April 30, 2013, is 1.21%, which includes 0.08% of interest expense.

Comparison of NAV vs. market value since inception[2]

The Fund is leveraged through a secured debt borrowing facility and also may incur leverage by issuing preferred shares in the future. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market price of common shares. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. This Fund is exposed to mortgage- and asset-backed securities risk.

1.	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total returns do not reflect brokerage commissions or sales charges. If these charges were included, the returns would be lower.

2.	This chart does not reflect any brokerage commissions or sales charges.

Performance highlights (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	5

MANAGER’S DISCUSSION

The Fund returned 17.34% during the 12 months ended April 30, 2013, based on market value. During the same period, the Fund’s return based on NAV was 14.65%.

Overview

The eurozone remains firmly in recession, but there does appear to be the political will to do whatever is necessary to preserve the single euro currency. Growth in the European-periphery countries may well hit bottom in 2013 and start to pick up from what is admittedly a low base. The euro has benefited from the new stability, and this strength has not as yet hindered German exports. The sovereign bond yields of the core European economies remain at historic lows in both nominal and real terms and do not encourage investment, while there remains compelling income and some potential for further narrowing of spreads in the periphery, particularly in Spain and Italy. In general, riskier securities across the globe performed strongly, benefiting from continued policy interventions by the European Central Bank and the U.S. Federal Reserve Board. During the six-month period, the international/emerging markets fixed-income portion of the Fund focused on income-oriented securities, specifically finding value in local developed and emerging markets with higher relative yields, yet healthy fundamental sources of cash flow.

Performance across the high-yield market was strong and relatively consistent throughout much of the year, with the major high-yield indexes producing positive returns in every month except May 2012. This was driven by gradual improvement in the U.S. economy, with slowly falling unemployment and a rebounding housing market. Relative containment of sovereign debt-driven market fears in Europe also helped strengthen confidence in U.S. credit markets despite a continued decline in southern Europe’s economy. Without the fears of a disruptive European debt crisis, cascading bank failures, and sovereign debt defaults, the U.S. high-yield market was able to focus on the improving U.S. economy benefiting from the steadfast backdrop of Federal Reserve-induced low interest rates. In light of this, the most risky, highest-yielding issuers, on average, performed the best.

In the U.S. investment-grade markets, corporate bonds and structured products generally continued to outperform U.S. Treasuries during the period, as spreads narrowed during late 2012 before stalling in early 2013. U.S. Treasury yields and investment-grade spreads rose in January and February 2013, in response to strengthening economic indicators. Lower-rated areas of the bond markets continued to outperform during the yield increases. Commercial mortgage-backed securities (CMBS) and corporate bonds, particularly in the A-rated and BBB-rated tiers, offered some of the best returns in the investment-grade space. The mortgage/corporate sleeve of the Fund continued to invest in mortgage-backed securities (MBS), CMBS, asset-backed securities, adjustable-rate mortgages, and corporate bonds. In general, the lower-rated segments of these sectors were the best contributors to performance during the period.

Ten largest holdings[3] (%) as of April 30, 2013
Russia, 7.00%, 1-25-2023	2.64
Brazil, 10.00%, 1-1-2017	2.25
Texas Competitive Electric Holdings LLC, 3.73%, 10-10-2014	2.05
Mexico, 7.25%, 12-15-2016	2.02
Sprint Capital Corporation, 6.88%, 11-15-2028	1.67
Turkey, 6.30%, 2-14-2018	1.59
Turkey, 9.00%, 3-8-2017	1.52
Hungary, 6.75%, 11-24-2017	1.51
Indonesia, 7.38%, 9-15-2016	1.26
Republic of South Africa, 2.60%, 3-31-2028	1.24

Contributors to performance

The international/emerging markets bond allocation benefited from positioning in the higher-yielding bond markets of Australia, Brazil, Colombia, Hungary, Indonesia, Mexico, New Zealand, Poland, Russia, Turkey, and South Africa. The Fund’s exposure to the high-yield and emerging markets sectors were significant contributors to performance. In currency positioning, allocation to the Brazilian real, euro, Mexican peso, Malaysian ringgit, and Thai baht also added value.

The U.S. high-yield bond portion of the Fund benefited

from positive forces pushing high-yield bond prices higher and yields lower. Individual credit selection in certain securities helped performance of the Fund during the period.

The mortgage/corporate credit sleeve’s focus on A-rated and BBB-rated credits added value, as lower-rated credits outperformed higher-rated credits during the period. The Fund’s holdings in corporate bonds, CMBS, and residential MBS broadly added value during the period, as credit spreads tightened during the first two months and offered compelling incremental yield during the remainder of the period. Financial credits contributed to performance.

Detractors from performance

The international/emerging markets exposure to the Australian dollar, Korean won, and Polish zloty detracted from performance during the period.

3.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Multi-Sector Income Fund	Performance highlights (unaudited)

Credit quality[4] as of April 30, 2013

Effective maturity distribution[5] as of April 30, 2013

Country allocation[5] as of April 30, 2013

The U.S. high-yield bond portion of the Fund maintained a relatively conservative positioning compared with the broader U.S. high-yield market, in recognition of challenging economic conditions. This positioning restrained performance, as riskier bonds with either lower quality or longer maturities generally outperformed their higher-quality counterparts and certain individual securities detracted.

The mortgage/corporate credit sleeve’s holdings in some residential MBS modestly detracted from performance during the quarter, as returns in the sector were mixed.

Management outlook

Global market conditions continue to be characterized by high levels of both consumer and government debt in the old, developed economies, which continues to restrict growth. Thus, the international/emerging markets team’s strategy continues (as it has for the past four years) to underweight the old, industrialized, lower-yielding economies with structural problems and overweight those economies that not only have higher yields but also have healthier, more sustainable growth, lower deficits (in some cases, surpluses), and central banks that have the ability to maneuver freely. In particular, the Fund remains underweight in Japan, the United Kingdom, the U.S., Germany, France, the Netherlands, and Denmark, and the Fund is overweight in Australia, Brazil, Hungary, Italy, Korea, Malaysia, Mexico, Norway, Poland, Russia, Spain, Sweden, Thailand, and South Africa.

The high-yield team believes that the current economic backdrop is highly supportive of high yield. While credit fundamentals have now begun to look less compelling as firms continue to take on more debt and earnings growth seems to have plateaued, we believe that most corporate balance sheets are still relatively healthy, particularly given the cheap access to capital financing. Additional debt has been cheap for issuers, so interest coverage levels are higher than average. The economy is strong enough for companies to maintain their cash flow and pay back their debt, but it is weak enough (especially as it concerns employment) to encourage ultra-loose monetary policy. Despite absolute yields persisting at record lows—therefore, giving us cause for concern—reasonable spreads relative to near-term default risk make high yield areasonable, fixed-income alternative given that many other fixed-income assets are also at or near all-time low yields.

Within U.S. mortgages and investment-grade corporate bonds, the team believes that stable interest-rate policy should continue to preserve a comfortable environment for income payments to offer relatively generous compensation from corporate bonds and securitized debt. We continue to focus on the medium-quality credit tiers of A-rated and BBB-rated securities as compelling sources of yield. Approximately 50% of the mortgage/corporate sleeve’s exposure is in corporate credit, and around 42% is in fixed-rate and floating-rate mortgage securities. Our credit exposure remains centered on industrials and financials, particularly in banks. We believe that continued highly accommodative monetary policy should continue to benefit the credit and securitized sectors in the upcoming six-month period.

4.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

5.	Percentages are subject to change and are calculated based on the total long-term investments of the Fund.

Summary portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	7

The summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/multisectorincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 2.66%
FHLMC	0.60-8.50%	4-25-2020 to 7-25-2048	$29,471,146	$14,474,067	1.98%
Other securities				5,033,993	0.68

Total Agency Securities (Cost $17,969,702)				19,508,060	2.66

Asset-Backed Securities: 0.12%
Other securities				916,846	0.12

Total Asset-Backed Securities (Cost $872,036)				916,846	0.12

Common Stocks: 0.08%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Other securities				1,161	0.00

Telecommunication Services: 0.08%

Diversified Telecommunication Services: 0.08%
Other securities				573,398	0.08

Total Common Stocks (Cost $1,617,838)				574,559	0.08

Corporate Bonds and Notes: 60.43%

Consumer Discretionary: 12.85%

Auto Components: 1.35%
Other securities				9,921,962	1.35

Diversified Consumer Services: 1.27%
Service Corporation International	6.75-8.00	4-1-2016 to 4-1-2027	6,683,000	7,628,084	1.04
Other securities				1,709,856	0.23

				9,337,940	1.27

Hotels, Restaurants & Leisure: 3.84%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,599,175	0.90
DineEquity Incorporated	9.50	10-30-2018	3,475,000	3,961,500	0.54
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	4,125,000	4,429,219	0.60
Other securities				13,199,798	1.80

				28,189,692	3.84

Household Durables: 0.09%
Other securities				699,188	0.09

Internet & Catalog Retail: 0.11%
Other securities				840,408	0.11

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Media: 4.83%
Local TV Finance LLC 144A ¥	9.25%	6-15-2015	$4,775,000	$4,786,938	0.65%
Other securities				30,684,426	4.18

				35,471,364	4.83

Multiline Retail: 0.09%
Other securities				642,491	0.09

Specialty Retail: 1.27%
Other securities				9,327,843	1.27

Consumer Staples: 1.01%

Food & Staples Retailing: 0.09%
Other securities				656,187	0.09

Food Products: 0.81%
Other securities				5,993,874	0.81

Tobacco: 0.11%
Other securities				794,856	0.11

Energy: 11.30%

Energy Equipment & Services: 3.42%
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,275,000	4,467,375	0.61
PHI Incorporated	8.63	10-15-2018	3,582,000	3,917,813	0.53
Other securities				16,758,733	2.28

				25,143,921	3.42

Oil, Gas & Consumable Fuels: 7.88%
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	7,198,000	6,514,190	0.89
Sabine Pass LNG LP 144A	6.50	11-1-2020	4,180,000	4,483,050	0.61
Sabine Pass LNG LP	7.50	11-30-2016	3,750,000	4,237,500	0.58
Other securities				42,632,716	5.80

				57,867,456	7.88

Financials: 11.73%

Capital Markets: 0.25%
Other securities				1,847,857	0.25

Commercial Banks: 1.07%
Other securities				7,890,814	1.07

Consumer Finance: 5.11%
GMAC LLC	7.50	12-31-2013	3,620,000	3,764,800	0.51
JBS USA Finance Incorporated	11.63	5-1-2014	3,745,000	4,086,731	0.56
Nielsen Finance LLC Company	7.75	10-15-2018	5,350,000	5,958,563	0.81
Springleaf Finance Corporation	6.90	12-15-2017	4,620,000	4,807,688	0.66
Other securities				18,922,086	2.57

				37,539,868	5.11

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Diversified Financial Services: 2.04%
Other securities				$14,991,116	2.04%

Insurance: 0.58%
Other securities				4,275,518	0.58

Real Estate Management & Development: 0.74%
Other securities				5,419,363	0.74

REITs: 1.94%
Dupont Fabros Technology Incorporated	8.50%	12-15-2017	$5,560,000	5,977,000	0.81
Other securities				8,238,688	1.13

				14,215,688	1.94

Health Care: 2.76%

Biotechnology: 0.11%
Other securities				814,761	0.11

Health Care Equipment & Supplies: 0.35%
Other securities				2,537,860	0.35

Health Care Providers & Services: 1.91%
Other securities				14,047,195	1.91

Life Sciences Tools & Services: 0.12%
Other securities				880,208	0.12

Pharmaceuticals: 0.27%
Other securities				1,997,502	0.27

Industrials: 3.19%

Aerospace & Defense: 0.16%
Other securities				1,150,875	0.16

Air Freight & Logistics: 0.41%
Other securities				2,986,600	0.41

Airlines: 0.44%
Other securities				3,264,345	0.44

Commercial Services & Supplies: 1.25%
Other securities				9,185,684	1.25

Machinery: 0.49%
Other securities				3,621,926	0.49

Professional Services: 0.28%
Other securities				2,041,353	0.28

Transportation Infrastructure: 0.16%
Other securities				1,202,681	0.16

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Information Technology: 4.21%

Communications Equipment: 0.40%
Other securities				$2,960,675	0.40%

Computers & Peripherals: 0.47%
Other securities				3,481,709	0.47

Electronic Equipment, Instruments & Components: 1.18%
Jabil Circuit Incorporated	8.25%	3-15-2018	$5,275,000	6,382,750	0.87
Other securities				2,315,731	0.31

				8,698,481	1.18

Internet Software & Services: 0.09%
Other securities				620,151	0.09

IT Services: 1.82%
First Data Corporation	11.25	3-31-2016	4,405,000	4,482,088	0.61
SunGard Data Systems Incorporated	7.38	11-15-2018	3,487,000	3,765,960	0.51
Other securities				5,100,282	0.70

				13,348,330	1.82

Software: 0.25%
Other securities				1,813,476	0.25

Materials: 1.11%

Chemicals: 0.28%
Other securities				2,053,964	0.28

Containers & Packaging: 0.53%
Other securities				3,867,401	0.53

Metals & Mining: 0.08%
Other securities				600,295	0.08

Paper & Forest Products: 0.22%
Other securities				1,653,308	0.22

Telecommunication Services: 8.50%

Diversified Telecommunication Services: 3.72%
GCI Incorporated	8.63	11-15-2019	5,625,000	5,990,625	0.82
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,543,038	0.75
Other securities				15,788,752	2.15

				27,322,415	3.72

Wireless Telecommunication Services: 4.78%
Sprint Capital Corporation	6.88	11-15-2028	11,985,000	12,254,663	1.67
Other securities				22,908,248	3.11

				35,162,911	4.78

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Utilities: 3.77%

Electric Utilities: 1.50%
Mirant Mid-Atlantic LLC Series C	10.06%	12-30-2028	$3,614,632	$4,120,681	0.56%
Other securities				6,874,903	0.94

				10,995,584	1.50

Gas Utilities: 0.39%
Other securities				2,903,276	0.39

Independent Power Producers & Energy Traders: 1.66%
Calpine Construction Finance Corporation 144A	7.25	10-15-2017	4,433,000	4,693,439	0.64
Other securities				7,504,212	1.02

				12,197,651	1.66

Multi-Utilities: 0.22%
Other securities				1,581,353	0.22

Total Corporate Bonds and Notes (Cost $410,717,109)				444,059,376	60.43

Foreign Corporate Bonds and Notes @: 3.75%

Consumer Discretionary: 0.49%

Automobiles: 0.11%
Other securities				851,663	0.11

Hotels, Restaurants & Leisure: 0.19%
Other securities				1,383,504	0.19

Media: 0.19%
Other securities				1,367,689	0.19

Consumer Staples: 0.16%

Food & Staples Retailing: 0.16%
Other securities				1,185,190	0.16

Financials: 2.41%

Commercial Banks: 2.08%
European Investment Bank (AUD)	6.13	1-23-2017	4,930,000	5,577,729	0.76
Other securities				9,754,119	1.32

				15,331,848	2.08

Consumer Finance: 0.08%
Other securities				600,529	0.08

Diversified Financial Services: 0.25%
Other securities				1,820,540	0.25

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Industrials: 0.36%

Building Products: 0.07%
Other securities				$554,107	0.07%

Commercial Services & Supplies: 0.05%
Other securities				336,645	0.05

Trading Companies & Distributors: 0.04%
Other securities				294,997	0.04

Transportation Infrastructure: 0.20%
Other securities				1,495,007	0.20

Information Technology: 0.04%

Software: 0.04%
Other securities				261,415	0.04

Materials: 0.08%

Paper & Forest Products: 0.08%
Other securities				558,387	0.08

Telecommunication Services: 0.11%

Diversified Telecommunication Services: 0.11%
Other securities				785,953	0.11

Utilities: 0.10%

Water Utilities: 0.10%
Other securities				725,969	0.10

Total Foreign Corporate Bonds and Notes (Cost $23,351,363)				27,553,443	3.75

Foreign Government Bonds @: 27.61%
Australia Series 22 (AUD)	6.00%	7-21-2022	4,000,000	4,729,791	0.64
Brazil (BRL)	8.50	1-5-2024	15,500,000	8,622,517	1.17
Brazil (BRL)	10.00	1-1-2017	31,000,000	16,497,020	2.25
Chile (CLP)	5.50	8-5-2020	1,700,000,000	3,820,172	0.52
Hungary (HUF)	6.75	11-24-2017	2,345,000,000	11,078,049	1.51
Indonesia (IDR)	7.38	9-15-2016	83,100,000,000	9,265,943	1.26
Malaysia (MYR)	3.26	3-1-2018	16,250,000	5,367,259	0.73
Malaysia (MYR)	4.26	9-15-2016	21,100,000	7,212,400	0.98
Mexico (MXN)	6.50	6-9-2022	80,000,000	7,573,636	1.03
Mexico (MXN)	7.25	12-15-2016	163,040,000	14,857,690	2.02
Mexico (MXN)	7.75	11-13-2042	35,200,000	3,936,603	0.54
New Zealand (NZD)	5.50	4-15-2023	5,625,000	5,765,271	0.78
Poland (PLN)	4.00	10-25-2023	22,850,000	7,707,179	1.05
Queensland Treasury (AUD)	6.00	3-1-2022	3,600,000	4,330,115	0.59
Republic of South Africa (ZAR)	2.60	3-31-2028	68,319,649	9,079,162	1.24
Republic of South Africa (ZAR)	6.50	2-28-2041	67,200,000	6,512,121	0.89

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Russia (RUB)	7.00%	1-25-2023	579,000,000	$19,377,952	2.64%
Russia (RUB)	7.50	3-15-2018	172,600,000	5,904,077	0.80
Thailand (THB)	3.25	6-16-2017	216,500,000	7,457,920	1.02
Turkey (TRY)	6.30	2-14-2018	20,525,000	11,666,420	1.59
Turkey (TRY)	9.00	3-8-2017	18,000,000	11,205,132	1.53
Other securities				20,947,228	2.83

Total Foreign Government Bonds (Cost $194,915,431)				202,913,657	27.61

Municipal Obligations: 0.05%

New York: 0.05%
Other securities				345,880	0.05

Total Municipal Obligations (Cost $345,000)				345,880	0.05

Non-Agency Mortgage Backed Securities: 7.70%
Morgan Stanley	0.48 –6.30	12-27-2033 to 12-12-2049	$14,369,034	10,021,021	1.36
Other securities				46,545,606	6.34

Total Non-Agency Mortgage Backed Securities (Cost $52,163,842)				56,566,627	7.70

Preferred Stocks: 0.10%

Financials: 0.10%

Diversified Financial Services: 0.10%
Other securities				739,530	0.10

Total Preferred Stocks (Cost $675,000)				739,530	0.10

Term Loans: 18.85%
Crown Castle International Corporation	3.25	1-31-2019	6,566,875	6,597,477	0.90
Federal-Mogul Corporation	2.14	12-27-2015	3,930,516	3,723,535	0.51
Goodyear Tire & Rubber Company	4.75	4-30-2019	6,200,000	6,247,306	0.85
LPL Holdings Incorporation	4.00	3-29-2019	3,737,250	3,773,464	0.51
Texas Competitive Electric Holdings LLC	3.73	10-10-2014	20,096,983	15,089,418	2.05
Other securities				103,113,587	14.03

Total Term Loans (Cost $139,814,595)				138,544,787	18.85

Yankee Corporate Bonds and Notes: 6.82%

Consumer Discretionary: 0.59%

Diversified Consumer Services: 0.11%
Other securities				784,007	0.11

Media: 0.48%
Other securities				3,518,172	0.48

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Staples: 0.47%

Beverages: 0.11%
Other securities				$847,935	0.11%

Food Products: 0.25%
Other securities				1,820,800	0.25

Tobacco: 0.11%
Other securities				792,175	0.11

Energy: 0.89%

Energy Equipment & Services: 0.11%
Other securities				853,199	0.11

Oil, Gas & Consumable Fuels: 0.78%
Other securities				5,715,976	0.78

Financials: 1.56%

Commercial Banks: 0.89%
Other securities				6,506,462	0.89

Consumer Finance: 0.53%
Wind Acquisition Finance SpA 144A	11.75%	7-15-2017	$3,660,000	3,925,350	0.53

Diversified Financial Services: 0.14%
Other securities				1,044,557	0.14

Industrials: 0.28%

Airlines: 0.07%
Other securities				538,750	0.07

Commercial Services & Supplies: 0.09%
Other securities				646,290	0.09

Road & Rail: 0.12%
Other securities				840,251	0.12

Information Technology: 0.52%

Computers & Peripherals: 0.41%
Other securities				3,000,776	0.41

Internet Software & Services: 0.11%
Other securities				819,261	0.11

Materials: 0.76%

Metals & Mining: 0.58%
Other securities				4,234,160	0.58

Paper & Forest Products: 0.18%
Other securities				1,349,400	0.18

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	15

Security name			Value	Percent of net assets

Telecommunication Services: 1.50%

Diversified Telecommunication Services: 1.28%
Other securities			$9,387,570	1.28%

Wireless Telecommunication Services: 0.22%
Other securities			1,635,000	0.22

Utilities: 0.25%

Electric Utilities: 0.25%
Other securities			1,856,875	0.25

Total Yankee Corporate Bonds and Notes (Cost $47,039,962)			50,116,966	6.82

	Yield	Shares

Short-Term Investments: 3.20%

Investment Companies: 3.20%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.13%	23,517,275	23,517,275	3.20

Total Short-Term Investments (Cost $23,517,275)			23,517,275	3.20

Total investments in securities (Cost $912,999,153)*			965,357,006	131.37
Other assets and liabilities, net			(230,532,675)	(31.37)

Total net assets			$734,824,331	100.00%

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

@	Foreign bond principal is denominated in local currency.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities and unfunded loans.
*	Cost for federal income tax purposes is $917,278,172 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$62,219,111
Gross unrealized depreciation	(14,140,277)

Net unrealized appreciation	$48,078,834

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Multi-Sector Income Fund	Statement of assets and liabilities—April 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$941,839,731
In affiliated securities, at value (see cost below)	23,517,275

Total investments, at value (see cost below)	965,357,006
Foreign currency, at value (see cost below)	207,128
Receivable for investments sold	5,949,955
Principal paydown receivable	42,944
Receivable for interest	13,062,663
Unrealized gains on forward foreign currency contracts	453,732
Prepaid expenses and other assets	100,230

Total assets	985,173,658

Liabilities
Dividends payable	4,205,500
Payable for investments purchased	14,955,921
Unrealized losses on forward foreign currency contracts	225,972
Secured borrowing payable	230,368,907
Advisory fee payable	432,833
Due to other related parties	39,349
Accrued expenses and other liabilities	120,845

Total liabilities	250,349,327

Total net assets	$734,824,331

NET ASSETS CONSIST OF
Paid-in capital	$774,138,238
Overdistributed net investment income	(4,846,036)
Accumulated net realized losses on investments	(87,057,549)
Net unrealized gains on investments	52,589,678

Total net assets	$734,824,331

NET ASSET VALUE PER SHARE
Based on $734,824,331 divided by 42,055,000 shares issued and outstanding (100,000,000 shares authorized)	$17.47

Investments in unaffiliated securities, at cost	$889,481,878

Investments in affiliated securities, at cost	$23,517,275

Total investments, at cost	$912,999,153

Foreign currency, at cost	$206,668

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	17

Investment income
Interest*	$29,345,949
Income from affiliated securities	13,182
Dividends	5,181

Total investment income	29,364,312

Expenses
Advisory fee	2,597,891
Administration fee	236,172
Custody and accounting fees	88,078
Professional fees	32,287
Shareholder report expenses	49,389
Trustees’ fees and expenses	7,113
Transfer agent fees	16,348
Interest expense	273,670
Secured borrowing fees	996,664
Other fees and expenses	20,913

Total expenses	4,318,525

Net investment income	25,045,787

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Unaffiliated securities	10,498,944
Forward foreign currency contract transactions	290,644

Net realized gains on investments	10,789,588

Net change in unrealized gains (losses) on:
Unaffiliated securities	9,042,216
Forward foreign currency contract transactions	(188,052)

Net change in unrealized gains (losses) on investments	8,854,164

Net realized and unrealized gains (losses) on investments	19,643,752

Net increase in net assets resulting from operations	$44,689,539

* Net of foreign interest withholding taxes in the amount of	$24,978

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Multi-Sector Income Fund	Statement of changes in net assets

	Six months ended April 30, 2013 (unaudited)	Year ended October 31, 2012

Operations
Net investment income	$25,045,787	$48,986,237
Net realized gains on investments	10,789,588	16,058,375
Net change in unrealized gains (losses) on investments	8,854,164	21,291,967

Net increase in net assets resulting from operations	44,689,539	86,336,579

Distributions to shareholders from net investment income	(25,233,000)	(50,466,000)

Total increase in net assets	19,456,539	35,870,579

Net assets
Beginning of period	715,367,792	679,497,213

End of period	$734,824,331	$715,367,792

Overdistributed net investment income	$(4,846,036)	$(4,658,823)

The accompanying notes are an integral part of these financial statements.

Statement of cash flows—six months ended April 30, 2013	Wells Fargo Advantage Multi-Sector Income Fund	19

Cash flows from operating activities:
Net increase in net assets resulting from operations	$44,689,539

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(447,231,397)
Proceeds from sales of investment securities	450,402,099
Paydowns	3,597,116
Amortization	(800,369)
Proceeds from sales of short-term investment securities, net	2,812,166
Decrease in interest receivable	793,910
Increase in receivable for investments sold	(5,428,705)
Decrease in principal paydown receivable	125,288
Increase in prepaid expenses and other assets	(54,697)
Decrease in payable for investments purchased	(3,726,170)
Decrease in advisory fee payable	(34,829)
Decrease in due to other related parties	(3,166)
Decrease in accrued expenses and other liabilities	(121,175)
Unrealized gains on unaffiliated securities	(9,099,203)
Unrealized losses on forward foreign currency contract transactions	188,052
Net realized gains on unaffiliated securities	(10,863,174)

Net cash provided by operating activities	25,245,285

Cash flows from financing activities:
Cash distributions paid	(25,233,000)
Increase in secured borrowing payable	165,697

Net cash used in financing activities	(25,067,303)

Net increase in cash	177,982

Cash (including foreign currency):
Beginning of period	$29,146

End of period	$207,128

Supplemental cash disclosure
Cash paid for interest	$282,647

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Multi-Sector Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
		2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.01	$16.16	$16.67	$15.61	$13.47	$18.74
Net investment income	0.60	1.16	1.11	1.21	1.33	1.68
Net realized and unrealized gains (losses) on investments	0.46	0.89	(0.39)	1.17	3.26	(5.35)
Distributions to preferred shareholders from net investment income	0.00	0.00	0.00	(0.02)[1]	(0.03)[1]	(0.30)

Total from investment operations	1.06	2.05	0.72	2.36	4.56	(3.97)
Distributions to common shareholders from
Net investment income	(0.60)	(1.20)	(1.23)	(1.30)	(2.20)	(1.30)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.22)	0.00

Total distributions to common shareholders	(0.60)	(1.20)	(1.23)	(1.30)	(2.42)	(1.30)
Net asset value, end of period	$17.47	$17.01	$16.16	$16.67	$15.61	$13.47
Market value, end of period	$16.79	$16.54	$14.97	$16.18	$13.73	$11.68
Total return based on market value[2]	5.28%	19.33%	0.33%	28.44%	44.93%	(21.43)%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.24%	1.14%	1.58%	3.07%	1.95%
Net expenses	1.21%	1.24%	1.14%	1.18%	1.62%	1.90%
Interest expense[3]	0.08%	0.11%	0.09%	0.08%	0.47%	0.54%
Net investment income	6.99%	7.13%	6.75%	7.63%[4]	9.65%[4]	7.85%[4]
Supplemental data
Portfolio turnover rate	20%	78%	35%	70%	93%	92%
Net assets of common shareholders, end of period (000s omitted)	$734,824	$715,368	$679,497	$701,110	$656,404	$566,515

Borrowings outstanding, end of period (000s omitted)	$230,000	$230,000	$230,000	$230,000	$230,000	$380,000
Asset coverage per $1,000 of borrowing, end of period	$4,195	$4,110	$3,954	$4,048	$3,854	$2,491

Liquidation value of Preferred Shares, end of period (000s omitted)	N/A	N/A	N/A	N/A	$80,035	$80,108
Asset coverage ratio for Preferred Shares, end of period	N/A	N/A	N/A	N/A	385%	249%

1.	Calculated based upon average shares outstanding

2.	Total return is calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions. Returns for periods of less than one year are not annualized.

3.	Interest expense ratio relates to interest associated with borrowings and/or leverage transactions.

4.	The net investment income ratio reflects any distributions paid to preferred shareholders.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	21

1. ORGANIZATION

Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

22	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment adviser to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	23

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $94,018,990 with $4,567,517 expiring in 2016 and $89,451,473 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements (unaudited)

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$19,508,060	$0	$19,508,060
Asset-backed securities	0	916,846	0	916,846
Corporate bonds and notes	0	444,059,376	0	444,059,376
Equity securities
Common stocks	573,398	0	1,161	574,559
Preferred stocks	739,530	0	0	739,530
Foreign corporate bonds and notes	0	27,553,443	0	27,553,443
Foreign government bonds	0	202,913,657	0	202,913,657
Municipal obligations	0	345,880	0	345,880
Non-agency mortgage backed securities	0	56,566,627	0	56,566,627
Term loans	0	123,236,631	15,308,156	138,544,787
Yankee corporate bonds and notes	0	50,116,966	0	50,116,966
Short-term investments
Investment companies	23,517,275	0	0	23,517,275
	$24,830,203	$925,217,486	$15,309,317	$965,357,006

As of April 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$227,760	$0	$227,760
+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Term loans	Total
Balance as of October 31, 2012	$2,322	$16,839,203	$16,841,525
Accrued discounts (premiums)	0	5,100	5,100
Realized gains (losses)	0	(7,906)	(7,906)
Change in unrealized gains (losses)	(1,161)	120,539	119,378
Purchases	0	17,308,077	17,308,077
Sales	0	(18,956,857)	(18,956,857)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance as of April 30, 2013	$1,161	$15,308,156	$15,309,317
Change in unrealized gains (losses) relating to securities still held at April 30, 2013	$(1,161)	$241,072	$239,911

The investment types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietory and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Notes to financial statements (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	25

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. First International Advisors, LLC, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. Funds Management is entitled to receive an annual administration fee of 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 shares with no par value. For the six months ended April 30, 2013 and the year ended October 31, 2012, the Fund did not issue any shares.

6. BORROWING AND LEVERAGE TRANSACTIONS

The Fund has borrowed $230 million through a secured debt financing agreement administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $230 million which expires on February 24, 2014, at which point it may be renegotiated and potentially renewed for another one-year term. At April 30, 2013, the Fund had secured borrowings outstanding in the amount of $230,368,907 (including accrued interest and usage and commitment fees payable).

The Fund’s borrowing under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 1.0%. During the six months ended April 30, 2013, an effective interest rate of 0.24% was incurred on the borrowings. Interest expense of $273,670, representing 0.08% of the Fund’s average daily net assets, was incurred during the six months ended April 30, 2013.

The Fund has pledged all of its assets to secure the borrowings and currently pays, on a monthly basis, a usage fee at an annual rate of 0.40% of the daily average outstanding principal amount of borrowings and a commitment fee at an annual rate of 0.40% of the product of (i) the daily average outstanding principal amount of borrowings and (ii) 1.02. The secured borrowing fees on the Statement of Operations of $996,664 represents the usage fee, commitment fee, and structuring fees. For the six months ended April 30, 2013, the Fund paid structuring fees in the amount of $62,414.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$142,200	$226,538,892	$3,364,171	$187,526,347

As of April 30, 2013, the Fund had unfunded term loan commitments of $8,514,589.

8. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

26	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements (unaudited)

At April 30, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at April 30, 2013	In exchange for U.S. $	Unrealized gains (losses)
5-7-2013	State Street Bank	70,800,000,000 IDR	$7,277,691	$7,286,424	$(8,733)
5-7-2013	State Street Bank	235,000,000 THB	8,004,949	7,877,975	126,974
5-28-2013	State Street Bank	47,600,000 MYR	15,616,054	15,290,716	325,338

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at April 30, 2013	In exchange for U.S. $	Unrealized gains (losses)
5-7-2013	State Street Bank	70,800,000,000 IDR	$7,277,691	$7,274,968	$(2,723)
5-28-2013	State Street Bank	20,450,000 MYR	6,708,998	6,710,418	1,420
7-29-2013	State Street Bank	14,500,000 TRY	8,016,733	7,966,836	(49,897)
7-31-2013	State Street Bank	69,500,000 ZAR	7,653,601	7,488,982	(164,619)

The Fund had average contract amounts of $29,452,124 and $30,699,071 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2013.

The fair value, realized gains or losses, and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

11. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration date	Record date	Payable date	Per share amount
April 26, 2013	May 15, 2013	June 3, 2013	$0.1000
May 22, 2013	June 17, 2013	July 1, 2013	$0.1000

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

ANNUAL MEETING OF SHAREHOLDERS

On February 11, 2013, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of Trustees:

Shares voted “For”	Peter G. Gordon	38,236,279
Shares voted “Withhold”		510,555
Shares voted “For”	Timothy J. Penny	38,165,799
Shares voted “Withhold”		581,035
Shares voted “For”	Michael S. Scofield	38,243,581
Shares voted “Withhold”		503,253

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Multi-Sector Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2003	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2003	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

30	Wells Fargo Advantage Multi-Sector Income Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Fund’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the Fund, (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management, for the Fund, and (iii) an investment sub-advisory agreement with First International Advisors, LLC (“First International”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with WellsCap and First International (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of another fund that was determined by Lipper Inc., an independent provider of investment company data (“Lipper”), to be similar to the Fund (the “Comparison Fund”).

Other information (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	31

The Board received a description of the methodology used by Lipper to select the Comparison Fund and noted that Lipper had identified only one comparable leveraged closed-end flexible income fund. The Board also considered these results in comparison to the performance of funds in a custom peer group that was determined by Funds Management to be similar to the Fund (the “Custom Peer Group”), and in comparison to the Fund’s benchmark index and to other comparative data.

The Board noted that the performance of the Fund was higher than or in range of the median performance of the Comparison Fund and the Fund’s benchmark, the ERC Blended Index, which is a proprietary index used by the Board to help it assess the Fund’s relative performance, for all periods under review. The Board also noted that while the performance of the Fund was lower than the median performance of the Custom Peer Group for the one- and three-year periods under review, the performance of the Fund was in range of the median performance of the Custom Peer Group for the five-year period under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Custom Peer Group for the one- and three-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during those periods. The Board noted distinctions between the Fund’s investment strategy and that of funds in the Custom Peer Group, as well as the positive performance of the Fund relative to the Comparison Fund and the benchmark, and was satisfied with the explanation it received.

The Board received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory and administration fees), custodian and other non-management fees, and fee waiver and expense reimbursement arrangements. The Board also considered this ratio in comparison to the median ratio of funds in an expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the funds in the expense Group. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to each of the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with that of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was in range of the median rate for the Fund’s expense Group. The Board and Funds Management agreed to extend the Fund’s advisory fee waiver to February 2014.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Advisers.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and each Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Advisers, because, as affiliates of Funds Management, their profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

32	Wells Fargo Advantage Multi-Sector Income Fund	Other information (unaudited)

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which there may be sharing with the Fund of potential economies of scale in the provision of advisory services to the Fund. The Board noted that, as is the case with many other closed-end funds, there are no breakpoints in the Management Rate. The Board further noted that, although the Fund would not share in any potential economies of scale through contractual breakpoints, fee waiver and expense reimbursement arrangements can also be a means of sharing potential economies of scale with the Fund. The Board noted that it would have opportunities to revisit the Management Rate as part of future contract reviews.

Other benefits to funds management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Advisers, or to operate other products and services that follow investment strategies similar to those of the Fund).

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

Automatic dividend reinvestment plan	Wells Fargo Advantage Multi-Sector Income Fund	33

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

34	Wells Fargo Advantage Multi-Sector Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

1-800-730-6001

Website: wellsfargoadvantagefunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. This material is being prepared by Wells Fargo Funds Distributor, LLC. Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216826 06-13 SMSI/SAR159 4-13

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A summary portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form. The complete portfolio of investments for Wells Fargo Advantage Multi-Sector Income Fund is filed under this Item.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 2.66%
FHLMC	8.50%	7-1-2028	$96,312	$113,786
FHLMC	8.50	3-1-2030	59,977	62,995
FHLMC Series 0196 Class A ±	1.05	12-15-2021	65,746	66,360
FHLMC Series 1383 ±	5.81	2-1-2037	947,977	1,004,409
FHLMC Series 2011-K16 Class B ±144A	4.59	11-25-2046	1,000,000	1,099,936
FHLMC Series 2011-K701 Class B ±144A	4.29	7-25-2048	165,000	178,703
FHLMC Series 2011-K702 Class B ±144A	4.77	4-25-2044	740,000	818,996
FHLMC Series 2012-K17 Class B ±144A	4.35	12-25-2044	675,000	726,608
FHLMC Series 2012-K18 Class B ±144A	4.27	1-25-2045	810,000	869,320
FHLMC Series 2012-K19 Class B ±144A	4.04	5-25-2045	1,000,000	1,055,407
FHLMC Series 2012-K501 Class C ±144A	3.49	11-25-2046	800,000	823,644
FHLMC Series 2012-K705 Class B ±144A	4.16	9-25-2044	1,000,000	1,097,183
FHLMC Series 2012-K706 Class B ±144A	4.02	11-25-2044	500,000	536,218
FHLMC Series 2012-K706 Class C ±144A	4.02	11-25-2044	805,000	828,098
FHLMC Series 2012-K707 Class B ±144A	3.88	1-25-2047	930,000	997,094
FHLMC Series 2012-K709 Class B ±144A	3.74	4-25-2045	1,000,000	1,045,098
FHLMC Series 2012-K710 Class B ±144A	3.82	6-25-2047	1,000,000	1,059,001
FHLMC Series 2390 Class FD ±	0.65	12-15-2031	56,613	56,929
FHLMC Series 2567 Class FH ±	0.60	2-15-2033	158,212	158,086
FHLMC Series K007 Class X1 ±(c)	1.40	4-25-2020	1,033,734	67,531
FHLMC Series K016 Class X1 ±(c)	1.74	10-25-2021	391,390	42,306
FHLMC Series K020 Class X1 ±(c)	1.61	5-25-2022	6,965,970	739,877
FHLMC Series K021 Class X1 ±(c)	1.65	6-25-2022	9,270,215	1,026,482
FNMA ±	4.65	9-1-2032	1,840,864	1,977,316
FNMA	6.00	4-1-2033	174,632	196,129
FNMA ±	6.45	9-1-2037	1,118,114	1,220,734
FNMA	6.50	11-1-2032	63,867	65,861
FNMA	7.50	7-1-2017	74,146	79,040
FNMA	7.50	10-1-2028	9,878	9,902
FNMA	7.50	11-1-2028	157,820	171,084
FNMA	7.50	2-1-2030	40,176	40,811
FNMA	7.50	9-1-2030	94,512	101,485
FNMA	8.00	6-1-2030	29,258	29,806
FNMA	12.00	1-1-2016	7,467	7,782
FNMA Series 1996-46 Class FA ±	0.72	8-25-2021	35,232	35,353
FNMA Series 2001-25 Class Z	6.00	6-25-2031	339,227	381,200
FNMA Series 2001-35 Class F ±	0.80	7-25-2031	14,990	15,129
FNMA Series 2001-57 Class F ±	0.70	6-25-2031	15,092	15,206
FNMA Series 2002-77 Class FH ±	0.60	12-18-2032	114,084	114,514
FNMA Series 2002-97 Class FR ±	0.75	1-25-2033	31,104	31,242
FNMA Series G91-16 Class F ±	0.67	6-25-2021	43,019	43,124
FNMA Series G92-17 Class F ±	1.27	3-25-2022	96,163	97,664
GNMA	6.50	6-15-2028	60,687	68,656
GNMA	7.25	7-15-2017	20,256	22,174
GNMA	7.25	8-15-2017	44,599	48,029
GNMA	7.25	8-15-2017	22,929	23,523
GNMA	7.25	9-15-2017	33,840	36,519
GNMA	7.25	10-15-2017	62,330	66,909
GNMA	7.25	10-15-2017	35,060	37,552
GNMA	7.25	11-15-2017	27,844	29,856

2	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.25%	1-15-2018	$10,297	$10,326
GNMA	7.25	1-15-2018	15,523	17,259
GNMA	7.25	2-15-2018	25,550	26,388
GNMA	7.25	5-15-2018	13,383	13,420

Total Agency Securities (Cost $17,969,702)				19,508,060

Asset-Backed Securities: 0.12%
Bear Stearns Asset Backed Securities Series 2006 Class 1A2 ±	0.42	12-25-2035	174,682	173,476
CVS Pass-Through Trust Series T	6.04	12-10-2028	622,938	743,370

Total Asset-Backed Securities (Cost $872,036)				916,846

			Shares

Common Stocks: 0.08%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †(i)			1,161	1,161

Telecommunication Services: 0.08%

Diversified Telecommunication Services: 0.08%
Fairpoint Communications Incorporated †			70,442	573,398

Total Common Stocks (Cost $1,617,838)				574,559

			Principal

Corporate Bonds and Notes: 60.43%

Consumer Discretionary: 12.85%

Auto Components: 1.35%
Allison Transmission Incorporated 144A	7.13	5-15-2019	3,050,000	3,313,012
Cooper Tire & Rubber Company	7.63	3-15-2027	1,895,000	2,053,706
Cooper Tire & Rubber Company	8.00	12-15-2019	450,000	519,188
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	432,500
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	544,050
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	1,155,000	1,222,856
United Rentals North America Incorporated	5.75	7-15-2018	1,685,000	1,836,650

				9,921,962

Diversified Consumer Services: 1.27%
Ceridian Corporation 144A	11.00	3-15-2021	50,000	56,500
Service Corporation International	6.75	4-1-2016	475,000	530,813
Service Corporation International	7.00	6-15-2017	1,410,000	1,621,500
Service Corporation International	7.00	5-15-2019	650,000	710,938
Service Corporation International	7.50	4-1-2027	2,993,000	3,374,608
Service Corporation International	7.63	10-1-2018	680,000	808,350
Service Corporation International	8.00	11-15-2021	475,000	581,875
Sotheby’s 144A	5.25	10-1-2022	1,615,000	1,653,356

				9,337,940

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure: 3.84%
Ameristar Casinos Incorporated	7.50%	4-15-2021	$2,150,000	$2,397,250
Burger King Corporation	9.88	10-15-2018	850,000	967,938
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,599,175
CityCenter Holdings LLC	7.63	1-15-2016	600,000	644,250
CityCenter Holdings LLC ¥	10.75	1-15-2017	2,051,822	2,269,828
DineEquity Incorporated	9.50	10-30-2018	3,475,000	3,961,500
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	4,125,000	4,429,219
NAI Entertainment Holdings LLC 144A	8.25	12-15-2017	2,264,000	2,456,440
Penn National Gaming Incorporated	8.75	8-15-2019	250,000	282,500
Ruby Tuesday Incorporated 144A	7.63	5-15-2020	2,025,000	2,055,375
Scientific Games Corporation	9.25	6-15-2019	485,000	534,713
Speedway Motorsports Incorporated	6.75	2-1-2019	325,000	348,969
Speedway Motorsports Incorporated 144A	6.75	2-1-2019	200,000	214,750
Speedway Motorsports Incorporated	8.75	6-1-2016	980,000	1,027,785

				28,189,692

Household Durables: 0.09%
American Greetings Corporation	7.38	12-1-2021	475,000	480,938
Tempur-Pedic International Incorporated 144A	6.88	12-15-2020	200,000	218,250

				699,188

Internet & Catalog Retail: 0.11%
Expedia Incorporated	5.95	8-15-2020	750,000	840,408

Media: 4.83%
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,555,625
CBS Corporation	8.88	5-15-2019	750,000	1,003,474
CCO Holdings LLC %%	5.75	1-15-2024	170,000	177,013
CCO Holdings LLC	6.50	4-30-2021	900,000	976,500
CCO Holdings LLC	7.00	1-15-2019	500,000	543,125
CCO Holdings LLC	8.13	4-30-2020	450,000	508,500
Cinemark USA Incorporated 144A	5.13	12-15-2022	575,000	595,125
Cinemark USA Incorporated	7.38	6-15-2021	775,000	875,750
Cinemark USA Incorporated	8.63	6-15-2019	425,000	469,625
CSC Holdings LLC	7.63	7-15-2018	625,000	734,375
CSC Holdings LLC	7.88	2-15-2018	1,100,000	1,292,500
CSC Holdings LLC	8.50	4-15-2014	400,000	424,000
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	787,852
DISH DBS Corporation 144A	4.25	4-1-2018	675,000	663,188
DISH DBS Corporation 144A	5.13	5-1-2020	350,000	346,500
DISH DBS Corporation	7.88	9-1-2019	480,000	547,200
EchoStar DBS Corporation	7.13	2-1-2016	125,000	138,125
EchoStar DBS Corporation	7.75	5-31-2015	350,000	386,313
Gray Television Incorporated	7.50	10-1-2020	3,425,000	3,716,125
Interpublic Group of Companies	4.00	3-15-2022	750,000	775,282
Lamar Media Corporation	5.88	2-1-2022	690,000	754,688
Lamar Media Corporation	7.88	4-15-2018	2,250,000	2,458,125
Lamar Media Corporation Series C	9.75	4-1-2014	500,000	537,500
LIN Television Corporation	6.38	1-15-2021	275,000	275,000

4	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
LIN Television Corporation	8.38%	4-15-2018	$1,625,000	$1,763,125
Local TV Finance LLC 144A ¥	9.25	6-15-2015	4,775,000	4,786,938
Lynx I Corporation 144A	5.38	4-15-2021	365,000	389,638
Lynx II Corporation 144A	6.38	4-15-2023	365,000	395,113
National CineMedia LLC	6.00	4-15-2022	1,860,000	2,027,400
National CineMedia LLC	7.88	7-15-2021	650,000	732,875
Nexstar Broadcasting Group Incorporated 144A	6.88	11-15-2020	1,000,000	1,065,000
Regal Cinemas Corporation	8.63	7-15-2019	2,650,000	2,941,500
Salem Communications Corporation	9.63	12-15-2016	800	875
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	827,390

				35,471,364

Multiline Retail: 0.09%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	642,491

Specialty Retail: 1.27%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	467,438
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	620,323
CST Brands Incorporated 144A%%	5.00	5-1-2023	90,000	92,363
Gap Incorporated	5.95	4-12-2021	600,000	706,923
Limited Brands Incorporated	6.63	4-1-2021	800,000	919,001
RadioShack Corporation	6.75	5-15-2019	2,160,000	1,617,300
Rent-A-Center Incorporated 144A	4.75	5-1-2021	200,000	201,500
Rent-A-Center Incorporated	6.63	11-15-2020	1,651,000	1,807,845
Toys “R” Us Property Company I LLC	10.75	7-15-2017	795,000	849,656
Toys “R” Us Property Company II LLC	8.50	12-1-2017	1,905,000	2,045,494

				9,327,843

Consumer Staples: 1.01%

Food & Staples Retailing: 0.09%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	656,187

Food Products: 0.81%
B&G Foods Incorporated	7.63	1-15-2018	1,408,000	1,510,080
Dole Food Company Incorporated	13.88	3-15-2014	1,452,000	1,552,725
Hawk Acquisition Incorporated 144A	4.25	10-15-2020	2,105,000	2,131,313
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	799,756

				5,993,874

Tobacco: 0.11%
Lorillard Tobacco Company	6.88	5-1-2020	650,000	794,856

Energy: 11.30%

Energy Equipment & Services: 3.42%
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	275,000	303,188
Dresser-Rand Group Incorporated	6.50	5-1-2021	925,000	1,003,625
Era Group Incorporated 144A	7.75	12-15-2022	1,465,000	1,519,938
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,275,000	4,467,375
Hornbeck Offshore Services Incorporated 144A	5.00	3-1-2021	3,030,000	3,045,150

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)
Hornbeck Offshore Services Incorporated	5.88%	4-1-2020	$50,000	$52,563
NGPL PipeCo LLC 144A	7.12	12-15-2017	375,000	390,469
NGPL PipeCo LLC 144A	7.77	12-15-2037	3,660,000	3,669,150
NGPL PipeCo LLC 144A	9.63	6-1-2019	2,465,000	2,711,500
Northern Tier Energy LLC 144A	7.13	11-15-2020	1,310,000	1,395,150
Oil States International Incorporated 144A	5.13	1-15-2023	750,000	770,625
Oil States International Incorporated	6.50	6-1-2019	1,765,000	1,897,375
PHI Incorporated	8.63	10-15-2018	3,582,000	3,917,813

				25,143,921

Oil, Gas & Consumable Fuels: 7.88%
CVR Refining LLC 144A	6.50	11-1-2022	1,675,000	1,725,250
Denbury Resources Incorporated	4.63	7-15-2023	400,000	404,000
Denbury Resources Incorporated	6.38	8-15-2021	50,000	55,750
Denbury Resources Incorporated	8.25	2-15-2020	1,010,000	1,146,350
El Paso Corporation	6.50	9-15-2020	445,000	502,540
El Paso Corporation	7.00	6-15-2017	850,000	978,007
El Paso Corporation	7.25	6-1-2018	1,585,000	1,853,153
El Paso Corporation	7.42	2-15-2037	800,000	829,632
El Paso Corporation	7.80	8-1-2031	1,850,000	2,095,108
El Paso Pipeline Partners LP	6.50	4-1-2020	750,000	924,679
Energy Transfer Equity LP	7.50	10-15-2020	3,100,000	3,627,000
Energy Transfer Partners LP	5.20	2-1-2022	750,000	857,611
Exterran Partners LP 144A	6.00	4-1-2021	1,435,000	1,463,700
Ferrellgas LP	9.13	10-1-2017	1,145,000	1,225,150
HollyFrontier Corporation	9.88	6-15-2017	1,895,000	2,004,948
Inergy Midstream LP 144A	6.00	12-15-2020	795,000	838,725
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	812,890
Nabors Industries Incorporated	4.63	9-15-2021	750,000	789,947
Overseas Shipholding Group Incorporated (s)	7.50	2-15-2024	255,000	204,000
Petrohawk Energy Corporation	7.88	6-1-2015	790,000	807,775
Petrohawk Energy Corporation	10.50	8-1-2014	495,000	523,463
Phillips 66	4.30	4-1-2022	625,000	697,790
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	800,516
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,574,653
Plains Exploration & Production Company	8.63	10-15-2019	2,885,000	3,267,263
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,550,000	2,387,438
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	360,000	354,600
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	7,198,000	6,514,190
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,350,000	2,173,750
Sabine Pass LNG LP 144A	5.63	2-1-2021	850,000	879,750
Sabine Pass LNG LP 144A	5.63	4-15-2023	850,000	873,375
Sabine Pass LNG LP 144A	6.50	11-1-2020	4,180,000	4,483,050
Sabine Pass LNG LP	7.50	11-30-2016	3,750,000	4,237,500
Suburban Propane Partners LP	7.38	3-15-2020	790,000	859,125
Suburban Propane Partners LP	7.38	8-1-2021	420,000	467,250
Suburban Propane Partners LP	7.50	10-1-2018	422,000	459,980
Susser Holdings LLC	8.50	5-15-2016	975,000	1,020,703
Tesoro Corporation	9.75	6-1-2019	945,000	1,063,125

6	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Weatherford International Incorporated	6.35%	6-15-2017	$650,000	$747,956
Western Gas Partners	5.38	6-1-2021	503,000	576,995
Williams Partners LP	3.35	8-15-2022	750,000	758,769

				57,867,456

Financials: 11.73%

Capital Markets: 0.25%
Ace Securities Corporation ±	0.60	8-25-2045	266,305	263,140
Ace Securities Corporation ±	2.83	6-25-2033	691,296	689,092
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	895,625

				1,847,857

Commercial Banks: 1.07%
CIT Group Incorporated 144A	4.75	2-15-2015	110,000	115,775
CIT Group Incorporated	5.00	5-15-2017	250,000	272,500
CIT Group Incorporated	5.25	3-15-2018	500,000	552,500
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,437,563
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	642,125
City National Bank	5.38	7-15-2022	500,000	561,746
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	3,650,000	3,546,581
HSBC Bank USA	6.00	8-9-2017	650,000	762,024

				7,890,814

Consumer Finance: 5.11%
Ally Financial Incorporated	5.50	2-15-2017	750,000	817,500
Ally Financial Incorporated	6.75	12-1-2014	1,298,000	1,393,728
Ally Financial Incorporated	7.50	12-31-2013	3,620,000	3,764,800
Ally Financial Incorporated	8.30	2-12-2015	2,055,000	2,283,619
American General Finance Corporation	5.40	12-1-2015	1,625,000	1,696,094
American General Finance Corporation	5.75	9-15-2016	1,100,000	1,128,875
American General Finance Corporation	6.50	9-15-2017	200,000	205,000
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	940,000	1,005,800
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	1,450,000	1,551,500
Discover Financial Services	5.20	4-27-2022	750,000	859,811
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	724,903
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	300,929
General Motors Financial Company Incorporated 144A	4.75	8-15-2017	275,000	290,125
General Motors Financial Company Incorporated	6.75	6-1-2018	1,415,000	1,616,638
Homer City Funding LLC ¥	9.23	10-1-2026	1,351,973	1,426,332
International Lease Finance Corporation 144A	6.75	9-1-2016	100,000	113,750
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	89,250
International Lease Finance Corporation	8.63	9-15-2015	900,000	1,026,000
JBS USA Finance Incorporated	11.63	5-1-2014	3,745,000	4,086,731
Level 3 Financing Incorporated	10.00	2-1-2018	2,010,000	2,213,513
Nielsen Finance LLC Company 144A	4.50	10-1-2020	175,000	178,719
Nielsen Finance LLC Company	7.75	10-15-2018	5,350,000	5,958,563
Springleaf Finance Corporation	6.90	12-15-2017	4,620,000	4,807,688

				37,539,868

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 2.04%
Bank of America Corporation	3.70%	9-1-2015	$650,000	$684,710
Bank of America Corporation	5.70	1-24-2022	250,000	298,016
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	886,633
Citigroup Incorporated	4.50	1-14-2022	250,000	282,329
Citigroup Incorporated	6.00	8-15-2017	650,000	765,092
Fidelity National Information Services Incorporated	5.00	3-15-2022	275,000	303,188
General Electric Capital Corporation	4.65	10-17-2021	650,000	742,970
HUB International Limited Company 144A	8.13	10-15-2018	2,895,000	3,115,744
ING US Incorporated 144A	5.50	7-15-2022	750,000	852,973
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,465,111
Neuberger Berman Group LLC 144A	5.63	3-15-2020	500,000	531,250
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	697,125
Nuveen Investments Incorporated	5.50	9-15-2015	3,560,000	3,586,700
Nuveen Investments Incorporated 144A	9.13	10-15-2017	730,000	779,275

				14,991,116

Insurance: 0.58%
American International Group Incorporated	4.88	6-1-2022	750,000	864,035
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	610,000	632,875
Hartford Financial Services Group	5.13	4-15-2022	650,000	770,426
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	834,947
Prudential Covered Trust Company 144A	3.00	9-30-2015	432,000	450,812
WR Berkley Corporation	4.63	3-15-2022	650,000	722,423

				4,275,518

Real Estate Management & Development: 0.74%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	3,005,000	3,313,013
Onex Corporation 144A	7.75	1-15-2021	2,045,000	2,106,350

				5,419,363

REITs: 1.94%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	717,179
American Tower Corporation	5.90	11-1-2021	650,000	776,802
Dupont Fabros Technology Incorporated	8.50	12-15-2017	5,560,000	5,977,000
Essex Portfolio LP	3.63	8-15-2022	750,000	742,874
Health Care Incorporated	5.25	1-15-2022	650,000	754,585
Host Hotels & Resorts LP	9.00	5-15-2017	235,000	246,175
Omega Healthcare Investors Incorporated	6.75	10-15-2022	1,775,000	1,974,688
Sabra Health Care Incorporated	8.13	11-1-2018	1,450,000	1,580,500
Ventas Realty LP	4.25	3-1-2022	650,000	709,863
WEA Finance LLC 144A	4.63	5-10-2021	650,000	736,022

				14,215,688

Health Care: 2.76%

Biotechnology: 0.11%
Amgen Incorporated	3.63	5-15-2022	750,000	814,761

8	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies: 0.35%
Boston Scientific Corporation	6.00%	1-15-2020	$750,000	$885,460
Hologic Incorporated	6.25	8-1-2020	1,530,000	1,652,400

				2,537,860

Health Care Providers & Services: 1.91%
Apria Healthcare Group Incorporated	11.25	11-1-2014	590,000	606,963
Aviv HealthCare Properties LP	7.75	2-15-2019	1,025,000	1,122,375
Centene Corporation	5.75	6-1-2017	1,000,000	1,076,250
Community Health Systems Incorporated	5.13	8-15-2018	425,000	454,750
Community Health Systems Incorporated	7.13	7-15-2020	775,000	866,063
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	893,804
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	559,125
Express Scripts Holding Company	3.90	2-15-2022	665,000	725,758
HCA Incorporated	4.75	5-1-2023	325,000	338,813
HCA Incorporated	6.50	2-15-2020	1,875,000	2,165,625
HCA Incorporated	7.50	11-15-2095	800,000	742,000
HCA Incorporated	8.50	4-15-2019	375,000	413,438
Health Management Associates Incorporated	6.13	4-15-2016	175,000	192,938
HealthSouth Corporation	5.75	11-1-2024	800,000	824,000
HealthSouth Corporation	7.25	10-1-2018	360,000	388,800
HealthSouth Corporation	7.75	9-15-2022	360,000	398,700
Humana Incorporated	7.20	6-15-2018	750,000	918,855
MPT Operating Partnership LP	6.38	2-15-2022	475,000	514,188
MPT Operating Partnership LP	6.88	5-1-2021	775,000	844,750

				14,047,195

Life Sciences Tools & Services: 0.12%
Life Technologies Corporation	6.00	3-1-2020	750,000	880,208

Pharmaceuticals: 0.27%
Mylan Incorporated 144A	7.63	7-15-2017	1,125,000	1,250,108
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	747,394

				1,997,502

Industrials: 3.19%

Aerospace & Defense: 0.16%
TransDigm Group Incorporated 144A	5.50	10-15-2020	300,000	320,250
TransDigm Group Incorporated	7.75	12-15-2018	750,000	830,625

				1,150,875

Air Freight & Logistics: 0.41%
Bristow Group Incorporated	6.25	10-15-2022	2,740,000	2,986,600

Airlines: 0.44%
Aviation Capital Group Corporation 144A	4.63	1-31-2018	150,000	156,479
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,473,952
Aviation Capital Group Corporation 144A	7.13	10-15-2020	720,000	827,314

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Airlines (continued)
Delta Air Lines Incorporated	4.75%	11-7-2021	$740,000	$806,600

				3,264,345

Commercial Services & Supplies: 1.25%
ADT Corporation	3.50	7-15-2022	750,000	753,909
Covanta Holding Corporation	6.38	10-1-2022	225,000	246,222
Covanta Holding Corporation	7.25	12-1-2020	230,000	255,516
Geo Group Incorporated 144A	5.13	4-1-2023	1,775,000	1,839,344
Geo Group Incorporated	6.63	2-15-2021	365,000	404,238
Geo Group Incorporated	7.75	10-15-2017	2,250,000	2,396,250
Interface Incorporated	7.63	12-1-2018	125,000	135,781
Iron Mountain Incorporated	8.38	8-15-2021	1,385,000	1,547,738
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	813,303
Republic Services Incorporated	3.55	6-1-2022	750,000	793,383

				9,185,684

Machinery: 0.49%
Columbus McKinnon Corporation	7.88	2-1-2019	725,000	781,188
H&E Equipment Services Incorporated	7.00	9-1-2022	2,565,000	2,840,738

				3,621,926

Professional Services: 0.28%
Interactive Data Corporation	10.25	8-1-2018	1,250,000	1,421,875
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	619,478

				2,041,353

Transportation Infrastructure: 0.16%
Florida East Coast Railway Corporation	8.13	2-1-2017	885,000	952,481
Watco Companies LLC 144A	6.38	4-1-2023	240,000	250,200

				1,202,681

Information Technology: 4.21%

Communications Equipment: 0.40%
Allbritton Communications Company	8.00	5-15-2018	1,275,000	1,383,375
Avaya Incorporated	9.75	11-1-2015	575,000	575,000
Lucent Technologies Incorporated	6.45	3-15-2029	1,285,000	1,002,300

				2,960,675

Computers & Peripherals: 0.47%
Hewlett-Packard Company	4.05	9-15-2022	750,000	763,271
NCR Corporation 144A	4.63	2-15-2021	10,000	10,000
NCR Corporation 144A	5.00	7-15-2022	2,675,000	2,708,438

				3,481,709

Electronic Equipment, Instruments & Components: 1.18%
CDW Financial Corporation	12.54	10-12-2017	1,367,000	1,469,525
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	6,382,750
L-3 Communications Corporation	4.95	2-15-2021	750,000	846,206

				8,698,481

10	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services: 0.09%
Equinix Incorporated	4.88%	4-1-2020	$170,000	$177,650
Equinix Incorporated	5.38	4-1-2023	175,000	183,313
Equinix Incorporated	7.00	7-15-2021	75,000	84,938
Verisign Incorporated 144A	4.63	5-1-2023	170,000	174,250

				620,151

IT Services: 1.82%
Audatex North American Incorporated 144A	6.75	6-15-2018	750,000	807,188
CyrusOne LLC 144A	6.38	11-15-2022	300,000	319,500
Fidelity National Information Services Incorporated	7.63	7-15-2017	400,000	427,500
Fidelity National Information Services Incorporated	7.88	7-15-2020	1,000,000	1,127,500
First Data Corporation 144A	7.38	6-15-2019	625,000	679,688
First Data Corporation	11.25	3-31-2016	4,405,000	4,482,088
SunGard Data Systems Incorporated 144A	6.63	11-1-2019	1,375,000	1,462,656
SunGard Data Systems Incorporated	7.38	11-15-2018	3,487,000	3,765,960
SunGard Data Systems Incorporated	7.63	11-15-2020	250,000	276,250

				13,348,330

Software: 0.25%
CA Incorporated	5.38	12-1-2019	750,000	851,476
Nuance Communications Incorporated 144A	5.38	8-15-2020	925,000	962,000

				1,813,476

Materials: 1.11%

Chemicals: 0.28%
Dow Chemical Company	4.13	11-15-2021	750,000	817,064
Tronox Finance LLC 144A	6.38	8-15-2020	1,240,000	1,236,900

				2,053,964

Containers & Packaging: 0.53%
Crown Americas LLC 144A	4.50	1-15-2023	650,000	663,813
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	586,500
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,531,338
Sealed Air Corporation 144A	6.88	7-15-2033	1,075,000	1,085,750

				3,867,401

Metals & Mining: 0.08%
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	600,000	600,295
Indalex Holdings Corporation (a)(s)(i)	11.50	2-1-2014	3,170,000	0

				600,295

Paper & Forest Products: 0.22%
Georgia-Pacific LLC	8.88	5-15-2031	1,080,000	1,653,308

Telecommunication Services: 8.50%

Diversified Telecommunication Services: 3.72%
CenturyLink Incorporated	5.80	3-15-2022	600,000	635,189
Citizens Communications Company	7.88	1-15-2027	1,805,000	1,841,100

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Frontier Communications Corporation	8.13%	10-1-2018	$845,000	$980,200
Frontier Communications Corporation	8.25	5-1-2014	4,000	4,260
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,220,700
Frontier Communications Corporation	8.50	4-15-2020	525,000	603,750
GCI Incorporated	6.75	6-1-2021	2,330,000	2,225,150
GCI Incorporated	8.63	11-15-2019	5,625,000	5,990,625
Intelsat Jackson Holdings Limited	8.50	11-1-2019	850,000	956,250
Qwest Corporation	7.13	11-15-2043	795,000	814,875
Qwest Corporation	7.25	9-15-2025	1,040,000	1,209,494
Qwest Corporation	7.63	8-3-2021	230,000	262,496
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	160,000	168,400
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	2,000,000	2,130,000
SBA Telecommunications Incorporated	8.25	8-15-2019	15,000	16,613
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,543,038
Windstream Corporation	7.88	11-1-2017	2,330,000	2,720,275

				27,322,415

Wireless Telecommunication Services: 4.78%
Cricket Communications Incorporated	7.75	5-15-2016	1,705,000	1,773,200
Cricket Communications Incorporated	7.75	10-15-2020	1,930,000	1,963,775
Crown Castle International Corporation	5.25	1-15-2023	1,225,000	1,283,188
Crown Castle International Corporation	7.13	11-1-2019	75,000	82,313
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	921,722
iPCS Incorporated ¥	3.55	5-1-2014	1,357,019	1,358,715
MetroPCS Wireless Incorporated 144A	6.25	4-1-2021	170,000	182,538
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,572,250
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	160,000	172,000
MetroPCS Wireless Incorporated	7.88	9-1-2018	1,950,000	2,147,438
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	780,758
Sprint Capital Corporation	6.88	11-15-2028	11,985,000	12,254,663
Sprint Capital Corporation	8.75	3-15-2032	1,855,000	2,193,538
Sprint Nextel Corporation 144A	9.00	11-15-2018	325,000	399,750
Sprint Nextel Corporation	11.50	11-15-2021	625,000	865,625
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	3,525,000	3,692,438
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	1,400,000	1,519,000

				35,162,911

Utilities: 3.77%

Electric Utilities: 1.50%
Energy Future Intermediate Holdings Corporation 144A	6.88	8-15-2017	500,000	530,000
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	847,541
IPALCO Enterprises Incorporated	5.00	5-1-2018	1,075,000	1,161,000
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	1,925,000	2,160,813
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	3,614,632	4,120,681
Otter Tail Corporation	9.00	12-15-2016	1,835,000	2,165,300
PNM Resources Incorporated	9.25	5-15-2015	9,000	10,249

				10,995,584

12	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities: 0.39%
AmeriGas Finance LLC	6.50%	5-20-2021	$45,000	$49,050
AmeriGas Finance LLC	6.75	5-20-2020	1,775,000	1,965,813
AmeriGas Finance LLC	7.00	5-20-2022	795,000	888,413

				2,903,276

Independent Power Producers & Energy Traders: 1.66%
Calpine Construction Finance Corporation 144A	7.25	10-15-2017	4,433,000	4,693,439
Calpine Construction Finance Corporation 144A	8.00	6-1-2016	1,350,000	1,410,750
NRG Energy Incorporated	8.50	6-15-2019	1,615,000	1,784,575
NSG Holdings LLC 144A	7.75	12-15-2025	2,175,000	2,338,125
Reliant Energy Incorporated	7.63	6-15-2014	450,000	478,125
Reliant Energy Incorporated	9.24	7-2-2017	946,943	1,041,637
Reliant Energy Incorporated	9.68	7-2-2026	410,000	451,000

				12,197,651

Multi-Utilities: 0.22%
Ameren Illinois Company	9.75	11-15-2018	500,000	704,390
CMS Energy Corporation	5.05	3-15-2022	750,000	876,963

				1,581,353

Total Corporate Bonds and Notes (Cost $410,717,109)				444,059,376

Foreign Corporate Bonds and Notes @: 3.75%

Consumer Discretionary: 0.49%

Automobiles: 0.11%
Aston Martin Capital Limited (GBP)	9.25	7-15-2018	200,000	323,097
Jaguar Land Rover plc (GBP)	8.25	3-15-2020	300,000	528,566

				851,663

Hotels, Restaurants & Leisure: 0.19%
Casino Guichard Perrachon SA (EUR)	4.73	5-26-2021	900,000	1,383,504

Media: 0.19%
Arqiva Broadcast Finance plc (GBP) 144A	9.50	3-31-2020	100,000	164,655
Telenet Finance V Luxemburg SCA (EUR)	6.25	8-15-2022	400,000	547,851
Unitymedia Hessen GmbH & Company (EUR) 144A	5.13	1-21-2023	500,000	655,183

				1,367,689

Consumer Staples: 0.16%

Food & Staples Retailing: 0.16%
Foodcorp Limited (EUR)	8.75	3-1-2018	820,000	1,185,190

Financials: 2.41%

Commercial Banks: 2.08%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,804,811
European Investment Bank (AUD)	6.13	1-23-2017	4,930,000	5,577,729
International Bank for Reconstruction & Development (AUD)	5.75	10-1-2020	950,000	1,103,974

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks (continued)
KfW (AUD)	6.25%	5-19-2021	1,210,000	$1,431,629
KfW (AUD)	6.38	2-17-2015	3,319,000	2,996,937
Sberbank Rossii (NZD)	7.00	1-31-2016	44,000,000	1,416,768

				15,331,848

Consumer Finance: 0.08%
Fiat Industrial SpA (EUR)	6.25	3-9-2018	400,000	600,529

Diversified Financial Services: 0.25%
General Electric Capital Corporation (NZD)	7.63	12-10-2014	2,000,000	1,820,540

Industrials: 0.36%

Building Products: 0.07%
Heidelbergcement AG (EUR)	8.50	10-31-2019	330,000	554,107

Commercial Services & Supplies: 0.05%
Iron Mountain Incorporated (EUR)	6.75	10-15-2018	250,000	336,645

Trading Companies & Distributors: 0.04%
Rexel SA (EUR)	7.00	12-17-2018	200,000	294,997

Transportation Infrastructure: 0.20%
Heathrow Funding Limited (EUR)	4.60	2-15-2020	1,000,000	1,495,007

Information Technology: 0.04%

Software: 0.04%
Teamsystem Holdings SpA (EUR) 144A%%	7.38	5-15-2020	200,000	261,415

Materials: 0.08%

Paper & Forest Products: 0.08%
Smurfit Kappa Funding plc (EUR)	7.25	11-15-2017	400,000	558,387

Telecommunication Services: 0.11%

Diversified Telecommunication Services: 0.11%
Telefonica Emisiones Company (EUR)	4.69	11-11-2019	300,000	438,761
Virgin Media Finance plc (GBP)	8.88	10-15-2019	201,000	347,192

				785,953

Utilities: 0.10%

Water Utilities: 0.10%
Befesa Zinc Aser SA (EUR)	8.88	5-15-2018	500,000	725,969

Total Foreign Corporate Bonds and Notes (Cost $23,351,363)				27,553,443

Foreign Government Bonds @: 27.61%
Australia Series 22 (AUD)	6.00	7-21-2022	4,000,000	4,729,791
Australia Series 124 (AUD)	5.75	5-15-2021	2,750,000	3,405,117
Brazil (BRL)	8.50	1-5-2024	15,500,000	8,622,517
Brazil (BRL)	10.00	1-1-2017	31,000,000	16,497,020

14	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Chile (CLP)	5.50%	8-5-2020	1,700,000,000	$3,820,172
Colombia (COP)	7.75	4-14-2021	5,250,000,000	3,598,024
Hungary (HUF)	6.75	11-24-2017	2,345,000,000	11,078,049
Indonesia (IDR)	7.38	9-15-2016	83,100,000,000	9,265,943
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,260,117
Malaysia (MYR)	3.26	3-1-2018	16,250,000	5,367,259
Malaysia (MYR)	4.26	9-15-2016	21,100,000	7,212,400
Mexico (MXN)	6.50	6-9-2022	80,000,000	7,573,636
Mexico (MXN)	7.25	12-15-2016	163,040,000	14,857,690
Mexico (MXN)	7.75	11-13-2042	35,200,000	3,936,603
New Zealand (NZD)	5.50	4-15-2023	5,625,000	5,765,271
Nigeria (NGN)	15.10	4-27-2017	500,000,000	3,481,013
Poland (PLN) ¤	0.00	7-25-2013	11,200,000	3,523,560
Poland (PLN)	4.00	10-25-2023	22,850,000	7,707,179
Queensland Treasury (AUD)	6.00	3-1-2022	3,600,000	4,330,115
Republic of South Africa (ZAR)	2.60	3-31-2028	68,319,649	9,079,162
Republic of South Africa (ZAR)	6.50	2-28-2041	67,200,000	6,512,121
Romania (RON)	6.00	4-30-2016	11,750,000	3,679,397
Russia (RUB)	7.00	1-25-2023	579,000,000	19,377,952
Russia (RUB)	7.50	3-15-2018	172,600,000	5,904,077
Thailand (THB)	3.25	6-16-2017	216,500,000	7,457,920
Turkey (TRY)	6.30	2-14-2018	20,525,000	11,666,420
Turkey (TRY)	9.00	3-8-2017	18,000,000	11,205,132

Total Foreign Government Bonds (Cost $194,915,431)				202,913,657

Municipal Obligations: 0.05%

New York: 0.05%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	$345,000	345,880

Total Municipal Obligations (Cost $345,000)				345,880

Non-Agency Mortgage Backed Securities: 7.70%
American General Mortgage Loan Series 2009 Series 1-A6 ±144A	5.75	9-25-2048	1,000,000	1,032,246
American General Mortgage Loan Series 2010 Class 1A-A3 ±144A	5.65	3-25-2058	460,000	484,346
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.14	9-25-2046	3,847,097	2,762,770
Argent Securities Incorporation Series 2004-W5 Class AV3B ±	0.65	4-25-2034	98,417	96,247
Asset Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	314,668	310,286
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	6.05	7-10-2044	1,340,000	1,429,665
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.44	2-10-2051	550,000	635,778
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	644,506	693,154
Banc of America Funding Corporation Series 2009 Class R6-3A1 ±144A	2.40	1-26-2037	73,917	74,465
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	3.01	2-25-2033	187,257	179,832
Bayview Financial Acquisition Trust Series 2005-B Class 1A6	5.21	4-28-2039	43,475	44,169
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.92	6-11-2050	318,000	374,307
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	116,912
Carrington Mortgage Loan Trust Series 2005-FRE1 Class A5 ±	0.48	12-25-2035	58,888	58,283
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	470,265	473,121

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Centex Home Equity Series 2002-D Class AF6 ±	4.66%	12-25-2032	$161,483	$164,762
Centex Home Equity Series 2003-C Class AF4	5.46	4-25-2032	59,626	60,481
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	305,000	305,360
Chase Funding Mortgage Loan Series 2003 Class 5-1A4	4.40	2-25-2030	138,370	138,668
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	5.93	3-15-2049	680,000	762,427
Citigroup Commercial Mortgage Trust Series 2006 Class C5	5.46	10-15-2049	325,000	370,237
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.88	12-10-2049	450,000	512,106
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C ±144A	5.04	9-10-2045	1,000,000	1,106,885
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.58	12-25-2033	120,120	109,996
Commercial Mortgage Pass Through Trust Series 2006-C8 Class AM	5.35	12-10-2046	595,000	668,021
Commercial Mortgage Pass Through Trust Series 2012-CR2 Class C ±	5.02	8-15-2045	1,000,000	1,113,616
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.85	2-25-2034	97,099	101,302
Countrywide Home Loans Series 2003-48 Class 2A2 ±	0.70	10-25-2033	231,754	229,752
Credit Based Asset Servicing Series 2005-CB2 Class M1 ±	0.64	4-25-2036	345,538	339,449
Credit Suisse First Boston Mortgage Securities Series 2002-AR5 Class 1A1 ±	2.23	9-25-2032	673,908	665,523
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.96	6-25-2033	283,893	281,997
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.38	3-25-2033	56,319	56,276
Credit Suisse Mortgage Capital Certificate Series 2006 ±	5.99	6-15-2038	1,000,000	1,122,650
Credit Suisse Mortgage Capital Certificate Series 2006-C4 Class AM	5.51	9-15-2039	1,000,000	1,117,164
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	435,147
First Franklin Mortgage Loan Assets Series 2005-FT9 Class A3 ±	0.48	10-25-2035	105,579	105,435
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-2034	487,103	478,593
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.59	8-25-2034	19,600	18,755
Global Mortgage Securitization Limited Series 2004-A Class A2 ±144A	0.52	11-25-2032	635,031	568,987
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.60	7-25-2034	18,783	18,722
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	6.06	7-10-2038	2,570,000	2,908,608
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	475,000	553,381
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.62	4-10-2038	835,000	927,597
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.98	8-10-2045	1,000,000	1,150,848
GS Mortgage Securities Trust Series 2010-C1 Class X ±144A(c)	1.67	8-10-2043	6,580,765	514,971
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.80	5-10-2045	4,946,721	743,720
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.78	6-25-2034	79,703	81,805
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.63	4-25-2035	24,024	23,367
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 ±144A	0.50	3-25-2035	244,527	234,110
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A ±144A	0.50	5-25-2036	412,386	405,822
Home Equity Asset Trust Series 2006-3 Class 2A3 ±	0.38	7-25-2036	19,669	19,564
JPMorgan Chase Commercial Mortgage Trust Series 2006-LDP9 Class AM	5.37	5-15-2047	1,000,000	1,101,116
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	992,161
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB20 Class AM ±	6.08	2-12-2051	785,000	929,232
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.99	7-25-2034	152,179	151,802
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	4.90	7-25-2034	192,420	190,729
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	4.39	6-25-2035	575,000	580,143
JPMorgan Mortgage Trust Series 2005-A5 Class 3A2 ±	2.68	8-25-2035	189,786	190,001
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 ±144A	6.00	2-27-2037	100,783	104,330
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 ±144A	6.00	2-27-2037	540,272	553,174
LB-UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-2040	750,000	853,091
LB-UBS Commercial Mortgage Trust Series 2008-C1 ClassAM ±	6.33	4-15-2041	820,000	977,087
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.37	12-25-2036	3,318,368	2,188,006

16	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
MASTR Adjustable Rate Mortgage Series 2003-6 Class 3A1 ±	2.90%	12-25-2033	$891,266	$887,058
MASTR Adjustable Rate Mortgage Series 2003-6 Class 4A2 ±	4.97	1-25-2034	42,484	42,945
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	122,168	124,638
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM ±	5.20	12-12-2049	340,000	382,302
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-7 Class A4 ±	5.81	6-12-2050	470,000	539,176
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	829,000	961,548
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	120,000	123,931
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.87	5-12-2039	565,000	638,853
Mid State Trust Series 11 Class A1	4.86	7-15-2038	289,515	309,456
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.21	1-25-2029	233,600	223,881
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA ±144A(c)	2.09	8-15-2045	5,951,610	661,658
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class C ±	4.54	11-15-2045	1,000,000	1,083,139
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.25	12-27-2033	817,965	796,359
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4B	5.04	8-13-2042	650,000	703,659
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	560,060
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,122,025
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	28,374
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	568,427
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	500,000	572,919
Morgan Stanley Capital I Trust Series 2007-LQ16 Class AM ±	6.30	12-12-2049	800,000	949,435
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B ±144A	5.98	8-15-2045	615,000	702,507
Morgan Stanley Capital I Trust Series 2010-R5 Class 3A ±144A	0.48	3-26-2037	109,459	108,658
Morgan Stanley Capital I Trust Series 2012-C4 Class C ±144A	5.71	3-15-2045	900,000	1,050,343
Morgan Stanley Dean Witter Capital I Series 2006-HQ8 Class AM ±	5.65	3-12-2044	1,000,000	1,113,458
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.13	11-25-2034	1,165,049	1,087,507
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	0.49	3-25-2035	62,015	60,455
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.77	5-25-2035	93,115	94,727
RAAC Series 2005-SP2 Class 1A3 ±	0.60	5-25-2044	6,053	6,052
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 ±144A	3.43	12-26-2035	64,805	65,331
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	831,182	845,205
Residential Asset Mortgage Products Incorporated Series 2006-EFC1 Class A2 ±	0.40	2-25-2036	269,221	262,445
Residential Asset Securities Series 2004-KS3 Class AI4 ±	3.77	1-25-2032	328,698	331,393
Residential Funding Mortgage Securities I Series 2004-S9 Class 1A19	5.50	12-25-2034	200,000	200,760
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.76	12-25-2030	208,507	206,718
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	784,704	796,128
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	0.96	4-20-2033	41,067	39,524
Structured Asset Investment Loan Trust Series 2005-4 Class M1 ±	0.60	5-25-2035	57,573	57,218
Structured Asset Securities Corporation Series 1998-8 Class A3 ±	0.72	8-25-2028	7,647	7,621
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.50	10-25-2027	133,551	131,528
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.34	11-25-2033	358,084	355,071
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-2045	1,220,000	1,357,047
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	395,825	414,531

Total Non-Agency Mortgage Backed Securities (Cost $52,163,842)				56,566,627

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	17

Security name	Dividend yield	Maturity date	Shares	Value

Preferred Stocks: 0.10%

Financials: 0.10%

Diversified Financial Services: 0.10%
GMAC Capital Trust I ±	8.13%		27,000	$739,530

Total Preferred Stocks (Cost $675,000)				739,530

	Interest rate		Principal

Term Loans: 18.85%
ADS Waste Holdings Incorporated	4.25	10-9-2019	$1,082,403	1,095,381
Advantage Sales & Marketing LLC <	8.25	6-17-2018	452,143	453,273
Albertson’s LLC	5.75	3-21-2016	500,000	505,355
Alliance Laundry Systems LLC	4.50	12-7-2018	1,906,499	1,923,181
Alliance Laundry Systems LLC <	9.50	12-10-2019	1,600,122	1,642,125
Allison Transmission Incorporated	3.21	8-7-2017	970,445	980,150
Allison Transmission Incorporated	4.25	8-23-2019	2,453,599	2,486,306
American Capital Holdings Incorporated	5.50	8-22-2016	315,167	319,501
Ameristar Casinos Incorporated	4.00	4-14-2018	992,686	998,474
Applied Systems Incorporated <	0.00	6-8-2017	420,000	422,625
Applied Systems Incorporated	4.25	12-8-2016	586,951	589,886
Arris Group Incorporation	3.50	2-7-2020	900,000	900,567
Atlantic Broadband Finance LLC	4.50	12-2-2019	202,126	205,496
B&G Foods Incorporated	4.00	11-30-2018	895,466	906,659
Barrington Broadcasting Group LLC	7.50	6-14-2017	3,150,335	3,163,471
Capital Automotive LP <	0.00	4-30-2020	1,460,000	1,503,800
Capital Automotive LP <	4.25	3-27-2019	3,450,475	3,475,629
CBAC Borrower LLC <	0.00	4-24-2020	150,000	149,250
CCC Information Services Incorporated	5.25	12-20-2019	199,500	201,621
CCM Merger Incorporated	5.50	3-1-2017	2,895,084	2,924,035
CDW LLC <	0.00	4-29-2020	800,000	801,504
Centaur LLC	5.25	2-20-2019	100,000	101,500
Centaur LLC	8.75	2-20-2020	1,325,000	1,344,875
Charter Communications Operating LLC	4.00	5-15-2019	1,856,250	1,861,280
Coinmach Corporation	3.20	11-14-2014	3,287,042	3,278,824
Community Health Systems Incorporated	2.70	10-25-2016	472,844	474,215
Covanta Energy Holdings	3.50	3-28-2019	2,574,000	2,595,441
Cricket Communications Incorporated	4.75	10-10-2019	299,250	300,746
Crown Castle International Corporation	3.25	1-31-2019	6,566,875	6,597,477
DaVita HealthCare Partners Incorporated	4.00	11-1-2019	1,138,259	1,150,177
DineEquity Incorporated	3.75	10-19-2017	1,412,753	1,432,405
Dunkin’ Brands Incorporated	3.75	2-11-2020	3,119,466	3,149,257
Energy Transfer Equity LP	3.75	3-23-2017	450,000	451,751
Entercom Radio LLC	5.02	11-23-2018	1,416,584	1,434,730
Federal-Mogul Corporation	2.14	12-27-2014	3,402,327	3,223,161
Federal-Mogul Corporation	2.14	12-27-2015	3,930,516	3,723,535
Focus Brands Incorporated	4.27	2-21-2018	874,711	882,365
Focus Brands Incorporated	10.25	8-21-2018	2,023,863	2,069,400
Genesys Telecommunicattion Holdings U.S. Incorporation	4.00	2-7-2020	500,000	504,375
Getty Images Incorporated	4.75	10-18-2019	761,538	772,108

18	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Goodyear Tire & Rubber Company	4.75%	4-30-2019	$6,200,000	$6,247,306
HHI Holdings LLC	5.00	10-5-2018	1,658,619	1,682,470
Hub International Limited <	0.00	6-25-2017	700,000	706,125
Interactive Data Corporation	3.75	2-11-2018	3,349,546	3,383,041
Kronos Incorporated	4.50	10-30-2019	493,390	499,311
Level 3 Financing Incorporated	4.75	2-1-2016	1,735,140	1,757,194
Light Tower Fiber LLC <	0.00	3-29-2021	50,000	50,938
LIN Television Corporation	4.00	12-21-2018	746,225	751,822
Local TV Finance LLC	4.20	5-7-2015	3,045,848	3,066,164
Lord & Taylor LLC	6.75	1-11-2019	451,098	453,918
LPL Holdings Incorporation	4.00	3-29-2019	3,737,250	3,773,464
MedAssets Incorporated	4.00	12-13-2019	370,842	375,129
MGM Resorts International	4.25	12-20-2019	997,500	1,011,425
Mission Broadcasting Incorporated	4.50	12-3-2019	287,331	290,922
Nexstar Broadcasting Incorporated	4.50	12-3-2019	679,648	688,143
Nielsen Finance LLC <	2.95	5-2-2016	485,278	491,344
Novelis Incorporated	3.75	3-10-2017	984,985	1,000,991
nTelos Incorporated	5.75	11-9-2019	1,728,795	1,694,219
Nusil Technology LLC	5.00	4-7-2017	398,910	401,028
Penn National Gaming Incorporated	3.75	7-14-2018	2,043,385	2,062,552
Philadelphia Energy Solutions LLC <	0.00	3-19-2018	2,700,000	2,747,250
Phillips Van Heusen Corporation	3.25	12-19-2019	675,000	680,454
Prestige Brands Incorporation	3.75	1-31-2019	219,129	222,324
Progressive Waste Solutions Limited	3.50	10-24-2019	1,604,508	1,623,232
Rexnord LLC	3.75	4-2-2018	912,607	921,268
Riverbed Technology Incorporation	4.00	12-18-2019	149,768	152,389
SBA Senior Finance II LLC	3.75	6-30-2018	725,744	729,917
SBA Senior Finance II LLC	3.75	9-20-2019	150,097	150,894
Springleaf Finance Corporation	5.50	5-10-2017	566,545	568,318
Starwood Property Trust Incorporated	3.50	2-11-2020	350,000	350,875
Syniverse Holdings Incorporated	1.00	4-23-2019	175,000	175,548
Syniverse Holdings Incorporation	5.00	4-23-2019	992,500	1,000,361
Tallgrass Energy Partners LP <	5.71	11-13-2018	3,421,016	3,442,398
Telesat Holdings Incorporated	3.50	3-28-2019	2,630,125	2,650,798
Tempur-Pedic International Incorporation	5.00	12-12-2019	1,105,295	1,122,858
Texas Competitive Electric Holdings LLC	3.73	10-10-2014	20,096,983	15,089,418
Total Safety US Incorporated	9.25	8-21-2020	289,275	295,061
Transdigm Incorporated	3.75	2-28-2020	3,482,186	3,529,091
Tronox Incorporated	4.50	2-8-2018	1,900,000	1,926,714
United Surgical Partners International Incorporated <	0.00	2-4-2019	300,000	301,500
United Surgical Partners International Incorporated	4.25	4-19-2017	1,926,844	1,938,887
United Surgical Partners International Incorporated	4.75	4-3-2019	1,311,783	1,318,342
Valeant Pharmaceuticals International Incorporated Series C	3.50	12-11-2019	202,080	204,303
Valeant Pharmaceuticals International Incorporated Series D	3.50	2-13-2019	1,691,511	1,708,426
Washington Multifamily Laundry Systems LLC	5.25	2-21-2019	1,495,000	1,509,950
Wendys International Incorporated	4.75	5-15-2019	2,786,000	2,800,794

Total Term Loans (Cost $139,814,595)				138,544,787

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 6.82%

Consumer Discretionary: 0.59%

Diversified Consumer Services: 0.11%
Anglo American Capital Company 144A	4.13%	9-27-2022	$750,000	$784,007

Media: 0.48%
Grupo Televisa SA	6.00	5-15-2018	750,000	881,721
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	850,350
Videotron Limited	5.00	7-15-2022	200,000	206,000
Videotron Limited	9.13	4-15-2018	775,000	815,688
WPP Finance 2010 Company	3.63	9-7-2022	750,000	764,413

				3,518,172

Consumer Staples: 0.47%

Beverages: 0.11%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	847,935

Food Products: 0.25%
BRF SA 144A	5.88	6-6-2022	750,000	853,500
BRF SA	5.88	6-6-2022	850,000	967,300

				1,820,800

Tobacco: 0.11%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	792,175

Energy: 0.89%

Energy Equipment & Services: 0.11%
Ensco plc	4.70	3-15-2021	750,000	853,199

Oil, Gas & Consumable Fuels: 0.78%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	1,685,411	1,419,959
Griffin Coal Mining Company Limited (s)	9.50	12-1-2016	137,792	116,090
Petrobras International Finance Company	5.38	1-27-2021	670,000	739,953
Petroleos Mexicanos	4.88	1-24-2022	750,000	853,125
Petroplus Finance Limited	5.75	1-20-2020	650,000	733,767
TNK BP Finance SA	6.63	3-20-2017	1,150,000	1,311,000
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	542,082

				5,715,976

Financials: 1.56%

Commercial Banks: 0.89%
Banco de Brasil 144A	5.88	1-26-2022	750,000	815,625
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	687,200
Export Import Bank of Korea	5.00	4-11-2022	750,000	868,553
ITAU Unibanco Holdings SA 144A	5.13	5-13-2023	1,650,000	1,713,938
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	836,172
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	818,338
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	766,636

				6,506,462

20	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 0.53%
Wind Acquisition Finance SpA 144A	11.75%	7-15-2017	$3,660,000	$3,925,350

Diversified Financial Services: 0.14%
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,044,551
Preferred Term Securities XII Limited (s)(i)	0.00	12-24-2033	635,000	6

				1,044,557

Industrials: 0.28%

Airlines: 0.07%
Aguila 3 SA	7.88	1-31-2018	500,000	538,750

Commercial Services & Supplies: 0.09%
Tyco Electronics Group SA	3.50	2-3-2022	625,000	646,290

Road & Rail: 0.12%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	840,251

Information Technology: 0.52%

Computers & Peripherals: 0.41%
Seagate Technology HDD Holdings	6.80	10-1-2016	650,000	734,500
Seagate Technology HDD Holdings	6.88	5-1-2020	300,000	325,875
Seagate Technology HDD Holdings	7.00	11-1-2021	375,000	413,438
Seagate Technology HDD Holdings	7.75	12-15-2018	1,385,000	1,526,963

				3,000,776

Internet Software & Services: 0.11%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	819,261

Materials: 0.76%

Metals & Mining: 0.58%
ArcelorMittal	5.00	2-25-2017	725,000	769,139
Gold Fields Orogen Holdings	4.88	10-7-2020	1,300,000	1,250,497
Novelis Incorporated	8.38	12-15-2017	550,000	602,250
Novelis Incorporated	8.75	12-15-2020	725,000	822,875
Vale Overseas Limited	4.38	1-11-2022	750,000	789,399

				4,234,160

Paper & Forest Products : 0.18%
Sappi Limited 144A	7.50	6-15-2032	1,560,000	1,349,400

Telecommunication Services : 1.50%

Diversified Telecommunication Services : 1.28%
Ericsson LM	4.13	5-15-2022	750,000	795,495
Intelsat Bermuda Limited 144A	7.75	6-1-2021	1,005,000	1,062,788
Intelsat Bermuda Limited 144A	8.13	6-1-2023	400,000	426,000
Intelsat Bermuda Limited	11.25	2-4-2017	717,000	763,605
Intelsat Jackson Holdings Limited	7.25	4-1-2019	1,425,000	1,567,500
Intelsat Jackson Holdings Limited	7.50	4-1-2021	525,000	591,938

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA	7.25%	10-15-2020	$1,775,000	$1,970,250
Qtel International Finance Limited	5.00	10-19-2025	300,000	331,500
Sable International Finance Limited	7.75	2-15-2017	350,000	378,000
Virgin Media Finance plc	6.50	1-15-2018	650,000	692,250
Vivendi SA 144A	4.75	4-12-2022	750,000	808,244

				9,387,570

Wireless Telecommunication Services : 0.22%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	750,000	809,625
Telesat Canada Incorporated 144A	6.00	5-15-2017	775,000	825,375

				1,635,000

Utilities : 0.25%

Electric Utilities : 0.25%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	739,375
Eskom Holdings Limited	5.75	1-26-2021	1,000,000	1,117,500

				1,856,875

Total Yankee Corporate Bonds and Notes (Cost $47,039,962)				50,116,966

Short-Term Investments : 3.20%

	Yield		Shares

Investment Companies : 3.20%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.13		23,517,275	23,517,275

Total Short-Term Investments (Cost $23,517,275)				23,517,275

Total investments in securities (Cost $912,999,153)*	131.37%	965,357,006
Other assets and liabilities, net	(31.37)	(230,532,675)

Total net assets	100.00%	$734,824,331

22	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

†	Non-income-earning security

(i)	Illiquid security

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

%%	Security issued on a when-issued basis.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

@	Foreign bond principal is denominated in local currency.

¤	Security issued in zero coupon form with no periodic interest payments.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities and unfunded loans.

*	Cost for federal income tax purposes is $917,278,172 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$62,219,111
Gross unrealized depreciation	(14,140,277)

Net unrealized appreciation	$48,078,834

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: June 24, 2013

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: June 24, 2013